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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09527

DCM SERIES TRUST

________________________________________________________________________

(Exact name of registrant as specified in charter)

7 Wells Avenue, Newton, MA   02459

  (Address of principal executive offices)

        (Zip code)

Elizabeth S. Fries, P.C.

Goodwin Procter LLP

Exchange Place

Boston, MA 02109

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 527-0033

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached chart)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against  proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

    DCM SERIES TRUST

By (Signature and Title)*   /S/ Jonathan J. Derby

 Jonathan J. Derby, Vice President & Treasurer

Date August 20, 2004

* Print the name and title of each signing officer under his or her signature.

THE DCM SERIES TRUST: DCM FUND								Item 1, Exhibit A
Investment Company Act file number: 811-09527
July 1, 2003 - June 30, 2004

Security Issuer	Exchange Ticker	Cusip	Meeting Date	Subject Matter	Issuer or Shdr Proposal	Vote Cast	How	For or Against Mgmt.Recommendation
D.R. HORTON, INC.	DHI	23331A	29-Jan-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) AMENDMENT TO THE D.R. HORTON, INC. 2000 INCENTIVE BONUS PLAN	Issuer	Yes	For	For
				3) IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON OTHER BUSINESS PROPERLY BROUGHT BEFORE THE MEETING OR ANY ADJOURNMENT.	Issuer	Yes	For	For
PFIZER INC.	PFE	717081	22-Apr-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) A PROPOSAL TO APPROVE THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004.	Issuer	Yes	For	For
				3) A PROPOSAL TO APPROVE THE PFIZER INC. 2004 STOCK PLAN.	Issuer	Yes	Against	For
				4) SHAREHOLDER PROPOSAL REQUESTING REVIEW OF THE ECONOMIC EFFECTS OF THE HIV/AIDS, TB AND MALARIA PANDEMICS ON THE COMPANY S BUSINESS STRATEGY.	Shareholder	Yes	Against	For
				5) SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.	Shareholder	Yes	Against	For
				6) SHAREHOLDER PROPOSAL RELATING TO AN ANNUAL REPORT ON CORPORATE RESOURCES DEVOTED TO SUPPORTING POLITICAL ENTITIES OR CANDIDATES.	Shareholder	Yes	Against	For
				7) SHAREHOLDER PROPOSAL SEEKING TO IMPOSE TERM LIMITS ON DIRECTORS.	Shareholder	Yes	Against	For
				8) SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS.	Shareholder	Yes	Against	For
				9) SHAREHOLDER PROPOSAL ON STOCK OPTIONS.	Shareholder	Yes	Against	For
				10) SHAREHOLDER PROPOSAL ON IN VITRO TESTING.	Shareholder	Yes	Against	For
CENDANT CORPORATION	CD	151313	20-Apr-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) TO APPROVE AMENDMENTS TO THE ARTICLES OF INCORPORATION AND BY-LAWS OF THE COMPANY TO ELIMINATE CLASSIFICATION OF THE BOARD OF DIRECTORS OF THE COMPANY.	Issuer	Yes	For	For
				3) TO RATIFY AND APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2004.	Issuer	Yes	For	For
				4) STOCKHOLDER PROPOSAL REGARDING THE SEPARATION OF THE OFFICES OF CHIEF EXECUTIVE OFFICER AND CHAIRMAN	Issuer	Yes	Against	For
				5) STOCKHOLDER PROPOSAL REGARDING CHIEF EXECUTIVE OFFICER COMPENSATION.	Issuer	Yes	Against	For
WASHINGTON MUTUAL, INC.	WAMUO	939322	20-Apr-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR 2004	Issuer	Yes	For	For
				3) SHAREHOLDER PROPOSAL RELATING TO A SPECIFIC COMPENSATION PROGRAM	Shareholder	Yes	Against	For
CITIGROUP INC.	CPRK	172967	20-Apr-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUP S INDEPENDENT AUDITORS FOR 2004.	Issuer	Yes	For	For
				3) STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS.	Shareholder	Yes	Against	For
				4) STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.	Shareholder	Yes	Against	For
				5) STOCKHOLDER PROPOSAL REQUESTING A DISCONTINUATION OF ALL RIGHTS, OPTIONS, SAR S AND POSSIBLE SEVERANCE PAYMENTS TO THE TOP 5 OF MANAGEMENT.	Shareholder	Yes	Against	For
				6) STOCKHOLDER PROPOSAL REQUESTING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES.	Shareholder	Yes	Against	For
WELLS FARGO & COMPANY	WFC	949746	27-Apr-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) PROPOSAL TO APPROVE THE COMPANY S SUPPLEMENTAL 401(K) PLAN.	Issuer	Yes	For	For
				3) PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004.	Issuer	Yes	For	For
				4) STOCKHOLDER PROPOSAL REGARDING EXPENSING STOCK OPTIONS.	Shareholder	Yes	Against	For
				5) STOCKHOLDER PROPOSAL REGARDING RESTRICTED STOCK.	Shareholder	Yes	Against	For
				6) STOCKHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION AND PREDATORY LENDING.	Shareholder	Yes	Against	For
				7) STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS.	Shareholder	Yes	Against	For
GANNETT CO., INC.	GCI	364730	4-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) PROPOSAL TO RATIFY PRICEWATERHOUSECOOPERS LLP AS THE COMPANY S AUDITORS.	Issuer	Yes	For	For
				3) PROPOSAL TO AMEND 2001 OMNIBUS INCENTIVE COMPENSATION PLAN.	Issuer	Yes	For	For
				4) SHAREHOLDER PROPOSAL CONCERNING EXECUTIVE COMPENSATION.	Shareholder	Yes	Against	For
THE BANK OF NEW YORK COMPANY, INC.	BK	64057	13-Apr-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) RATIFICATION OF AUDITORS	Issuer	Yes	For	For
				3) APPROVAL OF AN AMENDMENT TO THE 2004 MANAGEMENT INCENTIVE COMPENSATION PLAN	Issuer	Yes	For	For
				4) SHAREHOLDER PROPOSAL WITH RESPECT TO POLITICAL CONTRIBUTIONS	Shareholder	Yes	Against	For
				5) SHAREHOLDER PROPOSAL WITH RESPECT TO EXECUTIVE COMPENSATION	Shareholder	Yes	Against	For
				6) SHAREHOLDER PROPOSAL WITH RESPECT TO THE COMPOSITION OF THE RISK COMMITTEE	Shareholder	Yes	Against	For
				7) SHAREHOLDER PROPOSAL WITH RESPECT TO THE COMPANY S RIGHTS PLAN	Shareholder	Yes	Against	For
GENERAL ELECTRIC COMPANY	GE	369604	28-Apr-04	0A) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				0B) INDEPENDENT AUDITOR	Issuer	Yes	For	For
				0C) REVENUE MEASUREMENT ADDED TO EXECUTIVE OFFICER PERFORMANCE GOALS	Issuer	Yes	For	For
				1) CUMULATIVE VOTING	Shareholder	Yes	Against	For
				2) ANIMAL TESTING	Shareholder	Yes	Against	For
				3) NUCLEAR RISK	Shareholder	Yes	Against	For
				4) REPORT ON PCB CLEANUP COSTS	Shareholder	Yes	Against	For
				5) OFFSHORE SOURCING	Shareholder	Yes	Against	For
				6) SUSTAINABILITY INDEX	Shareholder	Yes	Against	For
				7) COMPENSATION COMMITTEE INDEPENDENCE	Shareholder	Yes	Against	For
				8) PAY DISPARITY	Shareholder	Yes	Against	For
				9) END STOCK OPTIONS AND BONUSES	Shareholder	Yes	Against	For
				10) LIMIT OUTSIDE DIRECTORSHIPS	Shareholder	Yes	Against	For
				11) INDEPENDENT BOARD CHAIRMAN	Shareholder	Yes	Against	For
				12) EXPLORE SALE OF COMPANY	Shareholder	Yes	Against	For
				13) HOLDING STOCK FROM STOCK OPTIONS	Shareholder	Yes	Against	For
				14) BOARD INDEPENDENCE	Shareholder	Yes	Against	For
				15) POLITICAL CONTRIBUTIONS	Shareholder	Yes	Against	For
HILB, ROGAL AND HAMILTON COMPANY	HRH	431294	4-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) APPROVAL OF AN AMENDMENT TO ARTICLES OF INCORPORATION	Issuer	Yes	For	For
				3) APPROVAL OF OUTSIDE DIRECTORS DEFERRAL PLAN	Issuer	Yes	For	For
				4) APPROVAL OF EMPLOYEE STOCK PURCHASE PLAN	Issuer	Yes	For	For
				5) APPROVAL OF PROPOSAL FOR ADJOURNMENT, IF NECESSARY	Issuer	Yes	For	For
KINDER MORGAN, INC.	KMI	49455P	11-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) BOARD PROPOSAL TO RATIFY AND APPROVE THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR 2004.	Issuer	Yes	For	For
				3) BOARD PROPOSAL TO AMEND AND RESTATE OUR KINDER MORGAN, INC. AMENDED AND RESTATED 1999 STOCK OPTION PLAN.	Issuer	Yes	For	For
				4) STOCKHOLDER PROPOSAL RELATING TO THE PREPARATION OF A SUSTAINABILITY REPORT.	Shareholder	Yes	Against	For
				5) STOCKHOLDER PROPOSAL RELATING TO EXPENSING STOCK OPTIONS.	Shareholder	Yes	Against	For
COCA-COLA FEMSA, S.A. DE C.V.	KOF	191241	9-Mar-04	3) ELECTION OF THE DIRECTORS, EXAMINERS, CHAIRMAN AND SECRETARY OF THE BOARD OF DIRECTORS, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.	Issuer	Yes	Take No Action	For
AMERICAN STANDARD COMPANIES, INC.	ASD	29712	4-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) DIRECTORS PROPOSAL - APPROVAL OF AN AMENDMENT TO THE COMPANY S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK.	Issuer	Yes	For	For
				3) DIRECTORS PROPOSAL - RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS FOR 2004.	Issuer	Yes	For	For
LABORATORY CORP. OF AMERICA HOLDINGS	LH	50540R	12-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) APPROVAL OF THE AMENDMENTS TO THE 1997 EMPLOYEE STOCK PURCHASE PLAN (THE ESPP AMENDMENT )	Issuer	Yes	For	For
				3) RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS INDEPENDENT ACCOUNTANTS FOR 2004.	Issuer	Yes	For	For
RENT-A-CENTER, INC.	RCII	76009N	19-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	Yes	Yes
				2) APPROVE THE AMENDMENT TO OUR CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK, PAR VALUE $.01 PER SHARE, AUTHORIZED TO BE ISSUED FROM 125,000,000 TO 250,000,000.	Issuer	Yes	Yes	Yes
THE HOME DEPOT, INC.	HD	437076	27-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL 2004.	Issuer	Yes	For	For
				3) STOCKHOLDER PROPOSAL REGARDING OUTSIDE DIRECTOR TERM LIMITS.	Shareholder	Yes	Against	For
				4) STOCKHOLDER PROPOSAL REGARDING POISON PILL IMPLEMENTATION.	Shareholder	Yes	Against	For
				5) STOCKHOLDER PROPOSAL REGARDING PERFORMANCE GOALS AS A PREREQUISITE TO VESTING.	Shareholder	Yes	Against	For
				6) STOCKHOLDER PROPOSAL REGARDING IMPLEMENTATION OF ILO HUMAN RIGHTS STANDARDS.	Shareholder	Yes	Against	For
				7) STOCKHOLDER PROPOSAL REGARDING FUTURE SEVERANCE AGREEMENTS.	Shareholder	Yes	Against	For
				8) STOCKHOLDER PROPOSAL REGARDING METHOD OF VOTING FOR DIRECTORS.	Shareholder	Yes	Against	For
AMERICAN INTERNATIONAL GROUP, INC.	AIG	26874	19-May-04	1) ANNUAL DIRECTOR ELECTIONS	Issuer	Yes	For	For
				2) ADOPT CHIEF EXECUTIVE OFFICER ANNUAL COMPENSATION PLAN	Issuer	Yes	For	For
				3) ADOPT A DIRECTOR STOCK PLAN	Issuer	Yes	For	For
				4) RATIFICATION OF INDEPENDENT ACCOUNTANTS	Issuer	Yes	For	For
				5) SHAREHOLDER PROPOSAL I DESCRIBED IN THE PROXY STATEMENT	Shareholder	Yes	Against	For
				6) SHAREHOLDER PROPOSAL II DESCRIBED IN THE PROXY STATEMENT	Shareholder	Yes	Against	For
				7) SHAREHOLDER PROPOSAL III DESCRIBED IN THE PROXY STATEMENT	Shareholder	Yes	Against	For